OTHER ASSETS	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
OTHER ASSETS	OTHER ASSETS
The other assets are as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Building	$32,912	$31,710
Furniture, computer and office equipment	20,527	14,646
Right-of-use assets	28,750	28,269
Leasehold improvements	10,156	8,249
Property-related systems software	1,101	1,230
Vehicles and other	3,406	645
Other assets	$96,852	$84,749

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Opening	Additions (Dispositions) (1)	Depreciation expense	Translation adjustment	Ending

Building	$31,710	$4,126	$(718)	$(2,206)	$32,912
Furniture, computer and office equipment	14,646	13,215	(6,779)	(555)	20,527
Right-of-use assets (2)(3)	28,269	4,944	(4,463)	—	28,750
Leasehold improvements	8,249	3,090	(1,183)	—	10,156
Property-related systems software	1,230	—	(129)	—	1,101
Vehicles and other	645	2,866	(105)	—	3,406
Other assets	$84,749	$28,241	$(13,377)	$(2,761)	$96,852
(1) For the year ended December 31, 2022, additions are presented net of dispositions totaling $315.
(2) Right-of-use assets include leased space in office buildings with a carrying value of $23,200 and maintenance vehicles with a carrying value of $5,368. The remaining balance of right-of use assets relates to office equipment.
(3) On December 20, 2022, the Company entered into an amendment to lease an additional 16,636 square feet of office space at the existing office location in Tustin, California. The commencement date is the later of July 1, 2023, or 240 days after the landlord's completion of base building work to the expansion premises. The Company will recognize the right-of-use asset and the corresponding lease obligation on commencement of the lease term.

(in thousands of U.S. dollars)
For the year ended December 31, 2021	Opening	Additions	Depreciation expense	Translation adjustment	Ending

Building	$30,602	$1,527	$(541)	$122	$31,710
Furniture, computer and office equipment	8,015	10,579	(3,933)	(15)	14,646
Right-of-use assets (1)	6,018	25,836	(3,585)	—	28,269
Leasehold improvements(2)	1,251	7,821	(823)	—	8,249
Property-related systems software	1,478	(119)	(129)	—	1,230
Vehicles	626	104	(85)	—	645
Other assets	$47,990	$45,748	$(9,096)	$107	$84,749
(1) Right-of-use assets include leased space in office buildings with a carrying value of $23,643 and maintenance vehicles with a carrying value of $4,488. The remaining balance of right-of use assets relates to office equipment.
(2) On May 1, 2021, the Company entered into an agreement to lease office space in Tustin, California for its own use as its property management headquarters. The lease agreement covers the entire office portion of the property (approximately 78,000 square feet) and has an initial term of 11.5 years with two five-year renewal options. The right-of-use asset and the corresponding lease obligation were initially recognized at $21,638 on May 1, 2021 (Note 27). The right-of-use asset and leasehold improvements are amortized over the life of the lease agreement of 11.5 years.
Depreciation expense for the year ended December 31, 2022 was $13,377 (2021 - $9,096).